Investments - Revenue Recognized from Investment Portfolio (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended				9 Months Ended				11 Months Ended	12 Months Ended
	Feb. 02, 2023	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Rental revenues:
Operating leases	$ 75,005	$ 255,171	[1]	$ 245,228	[1]	$ 760,453	[1]	$ 736,537	[1]	$ 862,891	$ 982,847	$ 845,880
Sublease income - operating ground lease assets	234	705	[2]	780	[2]	2,268	[2]	2,186	[2]	2,577	2,966	2,812
Amortization of lease related intangibles and costs	(231)	1,250		1,380		3,818		4,102		5,239	4,056	(2,272)
Total rental revenues	75,008	257,126		247,388		766,539		742,825		870,707	989,869	846,420
Interest income on loans and financing receivables:
Mortgage and other loans receivable	2,434	7,237		3,310		16,746		7,190		33,885	33,434	26,667
Sale-leaseback transactions accounted for as financing arrangements	2,444	25,116		21,403		80,670		57,116		31,760	79,182	24,140
Sales-type and financing receivables	448	14,230		8,939		39,053		18,129		10,822	28,816	5,969
Total interest income on loans and financing receivables	$ 5,326	$ 46,583		$ 33,652		$ 136,469		$ 82,435		$ 76,467	$ 141,432	$ 56,776

[1]	For the three months ended September 30, 2025 and 2024, includes $1.0 million and $1.1 million, respectively, of property tax tenant reimbursement revenue and includes $227,000 and $385,000, respectively, of variable lease revenue. For the nine months ended September 30, 2025 and 2024, includes $3.2 million and $3.3 million, respectively, of property tax tenant reimbursement revenue and includes $1.0 million and $921,000, respectively, of variable lease revenue.
[2]	Represents total revenue recognized for the sublease of properties subject to operating ground leases to the related tenants; includes both payments made by the tenants to the ground lessors and straight-line revenue recognized for scheduled increases in the sublease rental payments.